Cash and cash equivalents: (Details) - MXN ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash and cash equivalents:
Cash and cash held at banks	$ 3,514,293	$ 3,642,037
Short term investments	1,678,335	2,550,642
Cash and cash equivalents	$ 5,192,628	$ 6,192,679	$ 4,584,507	$ 4,677,454